Shareholder Report, Holdings (Details) - Dreyfus Treasury and Agency Liquidity Money Market Fund - Dreyfus Treasury and Agency Liquidity Money Market Fund	May 31, 2024
Other
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	94.80%